NOTE PAYABLE	9 Months Ended
Sep. 30, 2017
Notes Payable [Abstract]
NOTE PAYABLE

NOTE 7 - NOTE PAYABLE

	September 30, 2017	December 31, 2016
On June 5, 2015, the Company entered into a five-year loan agreement totaling $36,100. The loan carries interest at a rate of 10.25%.	$22,105	$27,132
Less: current portion	7,330	6,790
Long-term note payable, net	$14,775	$20,342